Subsequent Events - Additional Information (Detail) - Subsequent Event ₨ / shares in Units, ₨ in Millions	1 Months Ended
Jul. 21, 2016 INR (₨) ₨ / shares
Dividend paid
Subsequent Event [Line Items]
Dividend paid, per share amount | ₨ / shares	₨ 9.50
Dividend paid, total amount | ₨	₨ 24,083.1
Dividend Declared
Subsequent Event [Line Items]
Dividend declared, date approved	Jul. 21, 2016
Dividend declared, board of directors meeting date	Apr. 22, 2016